Other operating expenses and revenues - Other Operating income (Details) - Sociedad Minera Cerro Verde S.A.A. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Other net [Line Items]
Recovery of penalties for mining concessions	$ 5,400
Other tax revenues	1,110		$ 3,406
Reversal of Supplemental fund retirement deferred		$ 5,414
Other operating income	$ 6,510	$ 5,414	$ 3,406